PREPAID LICENSING AND ROYALTY FEES	12 Months Ended
Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
PREPAID LICENSING AND ROYALTY FEES

NOTE 6. PREPAID LICENSING AND ROYALTY FEES

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2015	2016	2017
Balance at beginning of year	$4,383	$239	$1,020
Addition	1,801	2,581	486
Amortization and usage	(1,743)	(416)	(1,040)
Exchange difference	(15)	2	(7)
Impairment charges (Note 7)	(4,187)	(1,386)	—
Balance at end of year	$239	$1,020	$459

We have entered licensing arrangements for our digital entertainment business and in prior years, prepaid licensing and royalty fees for one of the licensed games had been fully impaired and as a result the cost became nil. In 2017, the licensor of that gaming development company reached an agreement with us to terminate the license by compensating us in the amount of $1.7 million and accordingly, we have recognized a gain of $1.7 million as a reduction of operating expenses in the consolidated statements of operations in 2017.